Schedule of Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 3,402,594	$ 3,670,557	$ 3,958,440	$ 4,344,897
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	718,126	696,878
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	2,660,522	2,952,798
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 23,946	$ 20,881